Shareholder Fees {- Fidelity® OTC Portfolio}	Sep. 29, 2020 USD ($)
07.31 Fidelity OTC Portfolio K PRO-06 | Fidelity® OTC Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none